Lease - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Maturities of Lease Liabilities [Abstract ]
2026	$ 316,754
2027	230,895
2028	146,424
Total future minimum lease payments	694,073
Less: imputed interest	(31,884)
Present value of lease liabilities	$ 662,189	$ 362,185